                              [NATIONWIDE(R) LOGO]




                                       MFS
                                    VARIABLE
                                     ACCOUNT



                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30,2002





                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE:COLUMBUS, OHIO


APO-719-6/02

                              [NATIONWIDE(R) LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                   [PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the MFS Variable Account.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------


                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30,2002
                                   (UNAUDITED)


ASSETS:

  Investments at fair value:

     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
        965,745 shares (cost 965,745) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     965,744
     Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
        3,751,289 shares (cost 62,538,604). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          39,576,103
     Massachusetts Investors Trust - Class A (MFSInvTr)
        1,569,228 shares (cost 28,429,579)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,722,415
     MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
        33,818,671 shares (cost 33,818,670) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          33,818,670
     MFS(R) Bond Fund - Class A (MFSBdFd)
        1,517,534 shares (cost 19,464,082)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,513,909
     MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
        272,826 shares (cost 13,714,371). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,812,474
     MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
        7,962,860 shares (cost 110,152,823) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          56,138,162
     MFS(R) High Income Fund - Class A (MFSHiInc)
        3,461,191 shares (cost 15,607,704). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,183,393
     MFS(R) Research Fund - Class A (MFSRsrch)
        1,414,612 shares (cost 32,219,221)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,647,937
     MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
        347,455 shares (cost 2,243,009) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,150,743
     MFS(R) Total Return Fund - Class A (MFSTotRe)
        3,085,752 shares (cost 46,286,206)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          43,293,095
                                                                                                                -------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         258,822,645

   Accounts receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              38,504
                                                                                                                -------------

          Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         258,861,149

ACCOUNTS PAYABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --
                                                                                                                -------------

CONTRACT OWNERS' EQUITY (NOTE 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 258,861,149
                                                                                                                =============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)


                                                       Total          GVITMyMkt      MFSGrStk        MFSInvTr        MFSMyMkt
                                                  -------------     -------------  ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $  2,233,478           6,179              --          19,841         228,429
Mortality and expense risk charges
  (note 2) ....................................     (1,883,700)         (6,438)       (307,526)       (168,924)       (223,458)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment income .......................        349,778            (259)       (307,526)       (149,083)          4,971
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........     28,298,164         135,762       4,976,316       2,321,524       4,618,505
Cost of mutual fund shares sold ...............    (33,700,087)       (135,762)     (5,042,389)     (2,128,056)     (4,618,505)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........     (5,401,923)             --         (66,073)        193,468              --
Change in unrealized gain (loss)
  on investments ..............................    (31,525,881)             --      (9,178,158)     (3,588,491)             --
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............    (36,927,804)             --      (9,244,231)     (3,395,023)             --
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................             --              --              --              --              --
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $(36,578,026)           (259)     (9,551,757)     (3,544,106)          4,971
                                                  ============    ============    ============    ============    ============


                                                      MFSBdFd         MFSEmGro        MFSGlGvt
                                                    ------------    ------------    -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................         594,683              --          --
Mortality and expense risk charges
  (note 2) ....................................        (122,986)        (55,059)         --
                                                   ------------    ------------      ------
  Net investment income .......................         471,697         (55,059)         --
                                                   ------------    ------------      ------

Proceeds from mutual funds shares sold ........       1,889,316         958,683          --
Cost of mutual fund shares sold ...............      (2,074,297)     (1,321,111)         --
                                                   ------------    ------------      ------
  Realized gain (loss) on investments .........        (184,981)       (362,428)         --
Change in unrealized gain (loss)
  on investments ..............................        (112,814)     (2,005,988)         --
                                                   ------------    ------------      ------
  Net gain (loss) on investments ..............        (297,795)     (2,368,416)         --
                                                   ------------    ------------      ------
Reinvested capital gains ......................              --              --          --
                                                   ------------    ------------      ------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         173,902      (2,423,475)         --
                                                   ============    ============      ======


                                                      MFSGrOpp        MFSHiInc       MFSRsrch       MFSStratIncA     MFSTotRe
                                                  --------------    ------------   ------------    --------------  ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $         --         644,325              --          80,090         659,931
Mortality and expense risk charges
  (note 2) ....................................       (440,185)        (87,374)       (168,894)        (14,531)       (288,325)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment income .......................       (440,185)        556,951        (168,894)         65,559         371,606
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........      6,218,711       2,698,265       2,036,152         299,946       2,144,984
Cost of mutual fund shares sold ...............    (10,098,872)     (3,744,372)     (1,992,885)       (306,594)     (2,237,244)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........     (3,880,161)     (1,046,107)         43,267          (6,648)        (92,260)
Change in unrealized gain (loss)
  on investments ..............................    (11,182,915)        (20,677)     (4,085,611)        (45,830)     (1,305,397)
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............    (15,063,076)     (1,066,784)     (4,042,344)        (52,478)     (1,397,657)
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................             --              --              --              --              --
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $(15,503,261)       (509,833)     (4,211,238)         13,081      (1,026,051)
                                                  ============    ============    ============    ============    ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                         Total                           GVITMyMkt
                                          -------------------------------   ------------------------------
                                                2002              2001            2002              2001
                                          --------------     ------------   --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     349,778          700,449             (259)          17,179
  Realized gain (loss) on investments..      (5,401,923)       3,184,548               --               (1)
  Change in unrealized gain (loss)
    on investments ....................     (31,525,881)     (49,954,091)              --                1
  Reinvested capital gains ............              --          265,312               --               --
                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (36,578,026)     (45,803,782)            (259)          17,179
                                          -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       1,945,719        5,192,840           23,401            9,608
  Transfers between funds .............              --               --          (18,758)          34,179
  Redemptions .........................     (21,206,958)     (27,703,451)         (91,363)         (20,403)
  Annuity benefits ....................        (233,326)        (280,069)              --               --
  Annual contract maintenance charges
    (note 2) ..........................         (98,928)        (123,618)            (732)            (711)
  Contingent deferred sales charges
    (note 2) ..........................         (17,921)         (54,922)              --               --
  Adjustments to maintain reserves ....             573         (146,678)              (8)            (961)
                                          -------------    -------------    -------------    -------------
      Net equity transactions .........     (19,610,841)     (23,115,898)         (87,460)          21,712
                                          -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (56,188,867)     (68,919,680)         (87,719)          38,891
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     315,050,016      428,172,857        1,053,226          994,306
                                          -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 258,861,149      359,253,177          965,507        1,033,197
                                          =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units .....................       3,646,510        3,836,642           38,658           37,315
                                          -------------    -------------    -------------    -------------
  Units purchased .....................          85,666          394,277              866            1,621
  Units redeemed ......................        (335,973)        (539,269)          (4,077)            (790)
                                          -------------    -------------    -------------    -------------
  Ending units ........................       3,396,203        3,691,650           35,447           38,146
                                          =============    =============    =============    =============


                                                        MFSGrStk                          MFSInvTr
                                          -------------------------------   --------------------------------
                                                  2002            2001             2002              2001
                                          ---------------   -------------   --------------     -------------
INVESTMENT ACTIVITY:
  Net investment income ...............         (307,526)        (472,972)        (149,083)        (226,020)
  Realized gain (loss) on investments..          (66,073)       3,625,833          193,468          583,043
  Change in unrealized gain (loss)
    on investments ....................       (9,178,158)     (17,801,472)      (3,588,491)      (4,755,586)
  Reinvested capital gains ............               --               --               --          265,312
                                           -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (9,551,757)     (14,648,611)      (3,544,106)      (4,133,251)
                                           -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          403,076          920,077           82,799          147,307
  Transfers between funds .............         (990,976)      (3,131,752)        (194,138)        (429,251)
  Redemptions .........................       (3,504,774)      (6,838,988)      (1,941,919)      (1,850,156)
  Annuity benefits ....................          (22,601)         (28,731)         (13,580)         (17,285)
  Annual contract maintenance charges
    (note 2) ..........................          (13,976)         (18,422)          (7,044)          (9,014)
  Contingent deferred sales charges
    (note 2) ..........................           (4,979)         (13,886)            (411)          (5,001)
  Adjustments to maintain reserves ....            1,478         (130,733)            (899)          (1,205)
                                           -------------    -------------    -------------    -------------
      Net equity transactions .........       (4,135,708)      (9,242,435)      (2,075,192)      (2,164,605)
                                           -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (13,687,465)     (23,891,046)      (5,619,298)      (6,297,856)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       53,261,825       88,542,470       28,344,781       38,604,996
                                           -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .       39,574,360       64,651,424       22,725,483       32,307,140
                                           =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units .....................          291,736          361,637          210,439          236,973
                                           -------------    -------------    -------------    -------------
  Units purchased .....................            2,496           15,077              663            3,634
  Units redeemed ......................          (27,838)         (58,276)         (17,115)         (18,002)
                                           -------------    -------------    -------------    -------------
  Ending units ........................          266,394          318,438          193,987          222,605
                                           =============    =============    =============    =============

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                      MFSMyMkt                         MFSBdFd
                                          -----------------------------   -----------------------------
                                                2002            2001            2002            2001
                                          -------------   -------------   --------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $      4,971         639,869         471,697         527,383
  Realized gain (loss) on investments..             --              --        (184,981)       (155,150)
  Change in unrealized gain (loss)
    on investments ....................             --              --        (112,814)        134,300
  Reinvested capital gains ............             --              --              --              --
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          4,971         639,869         173,902         506,533
                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        139,473         651,321         101,980         168,301
  Transfers between funds .............      1,718,093       3,333,456         (60,252)        389,508
  Redemptions .........................     (3,786,089)     (3,175,100)     (1,259,476)     (1,403,114)
  Annuity benefits ....................        (22,143)        (25,455)        (38,838)        (38,415)
  Annual contract maintenance charges
    (note 2) ..........................        (14,312)        (17,055)         (4,828)         (5,331)
  Contingent deferred sales charges
    (note 2) ..........................           (875)         (3,571)           (222)         (6,736)
  Adjustments to maintain reserves ....         (3,459)         20,937           5,071          (4,156)
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........     (1,969,312)        784,533      (1,256,565)       (899,943)
                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     (1,964,341)      1,424,402      (1,082,663)       (393,410)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     35,798,426      37,761,746      19,611,555      19,044,208
                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 33,834,085      39,186,148      18,528,892      18,650,798
                                          ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................        996,598       1,075,616         346,142         356,411
                                          ------------    ------------    ------------    ------------
  Units purchased .....................         52,491         223,721           1,833          41,771
  Units redeemed ......................       (106,987)       (201,174)        (23,718)        (57,799)
                                          ------------    ------------    ------------    ------------
  Ending units ........................        942,102       1,098,163         324,257         340,383
                                          ============    ============    ============    ============


                                                       MFSEmGro                   MFSGlGvt
                                           -----------------------------    -----------------------
                                                 2002             2001        2002         2001
                                           -------------     -----------    ---------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............         (55,059)        (91,271)         -        (16,854)
  Realized gain (loss) on investments..        (362,428)        154,245          -        (21,899)
  Change in unrealized gain (loss)
    on investments ....................      (2,005,988)     (2,310,241)         -         23,330
  Reinvested capital gains ............              --              --          -             --
                                           ------------    ------------       ----   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (2,423,475)     (2,247,267)         -        (15,423)
                                           ------------    ------------       ----   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         128,480         459,310          -         22,656
  Transfers between funds .............        (313,283)       (228,381)         -         36,785
  Redemptions .........................        (611,028)     (1,060,996)         -       (130,290)
  Annuity benefits ....................              --            (405)         -           (544)
  Annual contract maintenance charges
    (note 2) ..........................          (4,421)         (6,462)         -         (1,091)
  Contingent deferred sales charges
    (note 2) ..........................          (1,134)         (4,978)         -           (192)
  Adjustments to maintain reserves ....            (679)            (17)         -         (6,889)
                                           ------------    ------------       ----   ------------
      Net equity transactions .........        (802,065)       (841,929)         -        (79,565)
                                           ------------    ------------       ----   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..      (3,225,540)     (3,089,196)         -        (94,988)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      10,037,731      15,986,184          -      2,594,046
                                           ------------    ------------       ----   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..       6,812,191      12,896,988          -      2,499,058
                                           ============    ============       ====   ============

CHANGES IN UNITS:
  Beginning units .....................         250,544         292,106          -         51,947
                                           ------------    ------------       ----   ------------
  Units purchased .....................           3,694          20,968          -          1,190
  Units redeemed ......................         (26,577)        (38,601)         -         (2,653)
                                           ------------    ------------       ----   ------------
  Ending units ........................         227,661         274,473          -         50,484
                                           ============    ============       ====   ============


                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                       MFSGrOpp                       MFSHiInc
                                          -------------------------------  -----------------------------
                                                2002            2001            2002           2001
                                          -------------   ---------------  --------------  -------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (440,185)       (611,708)        556,951         738,446
  Realized gain (loss) on investments .     (3,880,161)     (1,108,434)     (1,046,107)     (1,012,073)
  Change in unrealized gain (loss)
    on investments ....................    (11,182,915)    (18,013,061)        (20,677)        476,451
  Reinvested capital gains ............             --              --              --              --
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (15,503,261)    (19,733,203)       (509,833)        202,824
                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        256,826       1,243,502         525,556          81,786
  Transfers between funds .............     (1,019,347)     (2,379,335)        (80,460)        243,602
  Redemptions .........................     (4,560,636)     (5,685,539)     (1,941,786)     (1,894,351)
  Annuity benefits ....................        (48,674)        (61,991)        (27,246)        (37,073)
  Annual contract maintenance charges
    (note 2) ..........................        (29,615)        (37,232)         (6,248)         (7,524)
  Contingent deferred sales charges
    (note 2) ..........................         (6,167)         (9,470)           (601)         (1,423)
  Adjustments to maintain reserves ....           (739)        (10,248)        (45,246)           (515)
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........     (5,408,352)     (6,940,313)     (1,576,031)     (1,615,498)
                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (20,911,613)    (26,673,516)     (2,085,864)     (1,412,674)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     77,064,018     117,739,355      14,234,339      15,979,839
                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 56,152,405      91,065,839      12,148,475      14,567,165
                                          ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................        508,934         579,491         230,167         258,419
                                          ------------    ------------    ------------    ------------
  Units purchased .....................          1,895          10,901           8,830          31,949
  Units redeemed ......................        (41,170)        (50,671)        (33,977)        (57,422)
                                          ------------    ------------    ------------    ------------
  Ending units ........................        469,659         539,721         205,020         232,946
                                          ============    ============    ============    ============


                                                         MFSRsrch                   MFSStratIncA
                                            ------------------------------  -------------------------
                                                   2002            2001           2002        2001
                                            --------------   -------------  -------------   ---------
INVESTMENT ACTIVITY:
  Net investment income ...............          (168,894)       (248,984)         65,559        --
  Realized gain (loss) on investments .            43,267         936,004          (6,648)       --
  Change in unrealized gain (loss)
    on investments ....................        (4,085,611)     (6,544,990)        (45,830)       --
  Reinvested capital gains ............                --              --              --        --
                                             ------------    ------------    ------------    ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (4,211,238)     (5,857,970)         13,081        --
                                             ------------    ------------    ------------    ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           100,293         317,266           8,190        --
  Transfers between funds .............          (149,084)       (868,545)        (68,265)       --
  Redemptions .........................        (1,596,834)     (2,288,251)       (218,173)       --
  Annuity benefits ....................           (22,659)        (28,516)         (2,148)       --
  Annual contract maintenance charges
    (note 2) ..........................            (6,554)         (9,102)         (1,004)       --
  Contingent deferred sales charges
    (note 2) ..........................            (1,641)         (5,235)           (441)       --
  Adjustments to maintain reserves ....             6,557            (499)         35,481        --
                                             ------------    ------------    ------------    ------
      Net equity transactions .........        (1,669,922)     (2,882,882)       (246,360)       --
                                             ------------    ------------    ------------    ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (5,881,160)     (8,740,852)       (233,279)       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        28,546,607      43,169,113       2,378,252        --
                                             ------------    ------------    ------------    ------
CONTRACT OWNERS' EQUITY END OF PERIOD .        22,665,447      34,428,261       2,144,973        --
                                             ============    ============    ============    ======

CHANGES IN UNITS:
  Beginning units .....................           184,743         216,974         235,007        --
                                             ------------    ------------    ------------    ------
  Units purchased .....................               690           3,420             807        --
  Units redeemed ......................           (12,009)        (20,258)        (28,214)       --
                                             ------------    ------------    ------------    ------
  Ending units ........................           173,424         200,136         207,600        --
                                             ============    ============    ============    ======

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                              MFSTotRe
                                                 -------------------------------
                                                       2002             2001
                                                 --------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ....................     $    371,606           445,381
  Realized gain (loss) on investments ......          (92,260)          182,980
  Change in unrealized gain (loss)
    on investments .........................       (1,305,397)       (1,162,823)
  Reinvested capital gains .................               --                --
                                                 ------------      ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................       (1,026,051)         (534,462)
                                                 ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................          175,645         1,171,706
  Transfers between funds ..................        1,176,470         2,999,734
  Redemptions ..............................       (1,694,880)       (3,356,263)
  Annuity benefits .........................          (35,437)          (41,654)
  Annual contract maintenance charges
    (note 2) ...............................          (10,194)          (11,674)
  Contingent deferred sales charges
    (note 2) ...............................           (1,450)           (4,430)
  Adjustments to maintain reserves .........            5,972           (12,392)
                                                 ------------      ------------
      Net equity transactions ..............         (383,874)          745,027
                                                 ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......       (1,409,925)          210,565
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................       44,719,256        47,756,594
                                                 ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......     $ 43,309,331        47,967,159
                                                 ============      ============

CHANGES IN UNITS:
  Beginning units ..........................          353,542           369,753
                                                 ------------      ------------
  Units purchased ..........................           11,400            40,025
  Units redeemed ...........................          (14,290)          (33,623)
                                                 ------------      ------------
  Ending units .............................          350,652           376,155
                                                 ============      ============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2002 AND 2001
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services.Presently, the contracts are not actively marketed.

     (b)  The Contracts

          Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees.Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase.See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:


           Portfolio of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
             Gartmore GVIT Money Market Fund - Class I (GVITMyMktj)

           Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

           Massachusetts Investors Trust - Class A (MFSInvTr)

           MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

           MFS(R) Bond Fund - Class A (MFSBdFd)

           MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

           MFS(R) Global Governments Fund - Class A (MFSGlGvt) (formerly MFS World Governments Fund)(*)

           MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

           MFS(R) High Income Fund - Class A (MFSHiInc)

           MFS(R) Research Fund - Class A (MFSRsrch)

           MFS(R) Strategic Income Fund - Class A (MFSStratIncA)

           MFS(R)Total Return Fund - Class A (MFSTotRe)

           (*) At June 30, 2002, contract owners have not invested in this fund.


          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

          During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

          Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.


                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

The following table provides mortality and expense risk charges by product rates for the year ended June 30, 2002:


                             Total      GVITMyMkt     MFSGrStk     MFSInvTr     MFSMyMkt
                         ----------     ---------     --------     --------     --------
Non-Spectrum .........   $      842           --           18           --          312
Spectrum .............    1,882,858        6,438      307,508      168,924      223,146
                         ----------     --------      -------      -------      -------
  Totals .............   $1,883,700        6,438      307,526      168,924      223,458
                         ==========     ========      =======      =======      =======

                           MFSBdFd       MFSEmGro     MFSGrOpp     MFSHiInc     MFSRsrch
                         ----------      --------     --------     --------     --------

Non-Spectrum .........   $       18           --          420           74           --
Spectrum .............      122,968       55,059      439,765       87,300      168,894
                         ----------     --------      -------      -------      -------
  Totals .............   $  122,986       55,059      440,185       87,374      168,894
                         ==========     ========      =======      =======      =======

                         MFSStratIncA    MFSTotRe
                         ------------    --------

Non-Spectrum .........   $       --           --
Spectrum .............       14,531      288,325
                         ----------      -------
  Totals .............   $   14,531      288,325
                         ==========      =======


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.


                                                         CONTRACT                                           INVESTMENT
                                                         EXPENSE                 UNIT          CONTRACT       INCOME     TOTAL
                                                         RATE(*)     UNITS    FAIR VALUE    OWNERS' EQUITY    RATIO(**)  RETURN(***)
                                                         ---------   -----    ----------    --------------  -----------  -----------
    Gartmore GVIT Money Market Fund - Class I
       Tax qualified spectrum
          2002 . . . . . . . . . . . . . . . . . . . .    1.30%     14,841   $ 27.227752      $   404,087      0.60%     -0.03%
          2001 . . . . . . . . . . . . . . . . . . . .    1.30%     16,466     27.075452          445,824      2.37%      1.65%
          2000 . . . . . . . . . . . . . . . . . . . .    1.30%     17,736     25.998612          461,111      2.91%      2.15%
          1999 . . . . . . . . . . . . . . . . . . . .    1.30%     23,584     24.996179          589,510      2.32%      1.64%
          1998 . . . . . . . . . . . . . . . . . . . .    1.30%     37,952     24.133783          915,925      2.64%      1.96%
       Non-tax qualified spectrum
          2002 . . . . . . . . . . . . . . . . . . . .    1.30%     20,606     27.245461          561,420      0.60%     -0.03%
          2001 . . . . . . . . . . . . . . . . . . . .    1.30%     21,679     27.093059          587,350      2.37%      1.65%
          2000 . . . . . . . . . . . . . . . . . . . .    1.30%     20,843     26.015520          542,241      2.91%      2.15%
          1999 . . . . . . . . . . . . . . . . . . . .    1.30%     22,311     25.012434          558,052      2.32%      1.64%
          1998 . . . . . . . . . . . . . . . . . . . .    1.30%     24,843     24.149479          599,946      2.64%      1.96%

    Massachusetts Investors Growth Stock Fund -
       Class A
       Non-tax qualified
          2001 . . . . . . . . . . . . . . . . . . . .    1.00%        312    201.415153           62,842      0.00%    -17.05%
          2000 . . . . . . . . . . . . . . . . . . . .    1.00%        354    272.335877           96,407      0.00%      3.03%
          1999 . . . . . . . . . . . . . . . . . . . .    1.00%        377    214.821653           80,988      0.00%     11.64%
          1998 . . . . . . . . . . . . . . . . . . . .    1.00%        850    171.407592          145,696      0.00%     23.46%
       Tax qualified spectrum
          2002 . . . . . . . . . . . . . . . . . . . .    1.30%    201,471    153.220169       30,869,421      0.00%    -18.68%
          2001 . . . . . . . . . . . . . . . . . . . .    1.30%    236,501    209.729971       49,601,348      0.00%    -17.17%
          2000 . . . . . . . . . . . . . . . . . . . .    1.30%    280,685    285.169979       80,042,936      0.00%      2.87%
          1999 . . . . . . . . . . . . . . . . . . . .    1.30%    290,881    225.629543       65,631,347      0.00%     11.47%
          1998 . . . . . . . . . . . . . . . . . . . .    1.30%    289,537    180.577664       52,283,915      0.00%     23.27%
       Non-tax qualified spectrum
          2002 . . . . . . . . . . . . . . . . . . . .    1.30%     61,100    130.015143        7,943,923      0.00%    -18.68%
          2001 . . . . . . . . . . . . . . . . . . . .    1.30%     77,591    178.424268       13,844,117      0.00%    -17.17%
          2000 . . . . . . . . . . . . . . . . . . . .    1.30%     97,096    241.981302       23,495,416      0.00%      2.87%
          1999 . . . . . . . . . . . . . . . . . . . .    1.30%    100,629    191.458202       19,266,247      0.00%     11.47%
          1998 . . . . . . . . . . . . . . . . . . . .    1.30%     90,271    153.229372       13,832,169      0.00%     23.27%
       Non-tax qualified spectrum (81-225)
          2002 . . . . . . . . . . . . . . . . . . . .    1.30%      3,823    141.634730          541,470      0.00%    -18.68%
          2001 . . . . . . . . . . . . . . . . . . . .    1.30%      4,034    194.370227          784,089      0.00%    -17.17%
          2000 . . . . . . . . . . . . . . . . . . . .    1.30%      4,063    263.607419        1,071,037      0.00%      2.87%
          1999 . . . . . . . . . . . . . . . . . . . .    1.30%      3,976    208.569023          829,270      0.00%     11.47%
          1998 . . . . . . . . . . . . . . . . . . . .    1.30%      4,021    166.923646          671,200      0.00%     23.27%

    Massachusetts Investors Trust - Class A
       Tax qualified
          1998 . . . . . . . . . . . . . . . . . . . .    1.00%         16    190.093495            3,041      0.43%     15.82%
       Non-tax qualified
          1999 . . . . . . . . . . . . . . . . . . . .    1.00%        289    198.286930           57,305      0.23%      5.18%
          1998 . . . . . . . . . . . . . . . . . . . .    1.00%        289    179.378145           51,840      0.43%     15.82%
       Tax qualified spectrum
          2002 . . . . . . . . . . . . . . . . . . . .    1.30%    150,016    118.794562       17,821,085      0.09%    -13.16%
          2001 . . . . . . . . . . . . . . . . . . . .    1.30%    169,019    147.400461       24,913,479      0.00%    -10.93%
          2000 . . . . . . . . . . . . . . . . . . . .    1.30%    194,137    168.264594       32,666,383      0.06%      0.02%
          1999 . . . . . . . . . . . . . . . . . . . .    1.30%    263,076    167.365423       44,029,826      0.23%      5.02%
          1998 . . . . . . . . . . . . . . . . . . . .    1.30%    292,698    151.865113       44,450,615      0.43%     15.64%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT


                                                     CONTRACT                                             INVESTMENT
                                                     EXPENSE                  UNIT          CONTRACT        INCOME        TOTAL
                                                     RATE(*)       UNITS   FAIR VALUE    OWNERS' EQUITY    RATIO(**)   RETURN(***)
                                                     --------      -----   ----------    --------------   ----------   -----------
   Non-tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . . . .    1.30%        43,279   106.587270        4,612,990      0.09%         -13.16%
     2001 . . . . . . . . . . . . . . . . . . . .    1.30%        52,643   132.253628        6,962,228      0.00%         -10.93%
     2000 . . . . . . . . . . . . . . . . . . . .    1.30%        57,419   150.973766        8,668,763      0.06%           0.02%
     1999 . . . . . . . . . . . . . . . . . . . .    1.30%        78,238   150.166988       11,748,765      0.23%           5.02%
     1998 . . . . . . . . . . . . . . . . . . . .    1.30%        93,660   136.259480       12,762,063      0.43%          15.64%
   Non-tax qualified spectrum (81-225)
     2002 . . . . . . . . . . . . . . . . . . . .    1.30%           692   113.238401           78,361      0.09%         -13.16%
     2001 . . . . . . . . . . . . . . . . . . . .    1.30%           943   140.506379          132,498      0.00%         -10.93%
     2000 . . . . . . . . . . . . . . . . . . . .    1.30%           981   160.394663          157,347      0.06%           0.02%
     1999 . . . . . . . . . . . . . . . . . . . .    1.30%           982   159.537554          156,666      0.23%           5.02%
     1998 . . . . . . . . . . . . . . . . . . . .    1.30%         1,447   144.762198          209,471      0.43%          15.64%

MFS Series Trust IV - MFS(R) Money Market Fund
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . . . .    1.00%         1,493    42.467491           63,404      0.65%           0.16%
     2001 . . . . . . . . . . . . . . . . . . . .    1.00%         1,518    42.061458           63,849      2.33%           1.85%
     2000 . . . . . . . . . . . . . . . . . . . .    1.00%         1,494    40.276063           60,172      2.72%           2.25%
     1999 . . . . . . . . . . . . . . . . . . . .    1.00%         6,826    38.622867          263,640      2.14%           1.62%
     1998 . . . . . . . . . . . . . . . . . . . .    1.00%         6,827    37.297790          254,632      2.50%           1.96%
   Tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . . . .    1.30%       607,852    35.618119       21,650,545      0.65%           0.01%
     2001 . . . . . . . . . . . . . . . . . . . .    1.30%       686,889    35.384502       24,305,225      2.33%           1.70%
     2000 . . . . . . . . . . . . . . . . . . . .    1.30%       747,614    33.985089       25,407,728      2.72%           2.10%
     1999 . . . . . . . . . . . . . . . . . . . .    1.30%       923,859    32.689310       30,200,313      2.14%           1.46%
     1998 . . . . . . . . . . . . . . . . . . . .    1.30%     1,079,003    31.663754       34,165,286      2.50%           1.81%
   Non-tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . . . .    1.30%       332,757    35.642868       11,860,414      0.65%           0.01%
     2001 . . . . . . . . . . . . . . . . . . . .    1.30%       409,758    35.409089       14,509,157      2.33%           1.70%
     2000 . . . . . . . . . . . . . . . . . . . .    1.30%       437,754    34.008704       14,887,446      2.72%           2.10%
     1999 . . . . . . . . . . . . . . . . . . . .    1.30%       510,947    32.712027       16,714,112      2.14%           1.46%
     1998 . . . . . . . . . . . . . . . . . . . .    1.30%       572,420    31.685757       18,137,561      2.50%           1.81%

MFS(R) Bond Fund - Class A
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . . . .    1.00%            55    66.730245            3,670      3.06%           1.08%
     2001 . . . . . . . . . . . . . . . . . . . .    1.00%            55    63.639832            3,500      3.45%           2.85%
     2000 . . . . . . . . . . . . . . . . . . . .    1.00%            56    58.671102            3,286      3.63%           2.11%
     1999 . . . . . . . . . . . . . . . . . . . .    1.00%           233    57.943815           13,501      3.35%          -2.13%
     1998 . . . . . . . . . . . . . . . . . . . .    1.00%           343    58.880491           20,196      3.25%           2.86%
   Tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . . . .    1.30%       219,244    56.286494       12,340,476      3.06%           0.93%
     2001 . . . . . . . . . . . . . . . . . . . .    1.30%       229,089    53.842364       12,334,693      3.45%           2.69%
     2000 . . . . . . . . . . . . . . . . . . . .    1.30%       258,371    49.788875       12,864,001      3.63%           1.96%
     1999 . . . . . . . . . . . . . . . . . . . .    1.30%       352,515    49.321372       17,386,523      3.35%          -2.28%
     1998 . . . . . . . . . . . . . . . . . . . .    1.30%       409,064    50.270990       20,564,052      3.25%           2.71%
   Non-tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . . . .    1.30%       104,179    56.240500        5,859,079      3.06%           0.93%
     2001 . . . . . . . . . . . . . . . . . . . .    1.30%       110,457    53.770782        5,939,359      3.45%           2.69%
     2000 . . . . . . . . . . . . . . . . . . . .    1.30%       131,306    49.748189        6,532,236      3.63%           1.96%
     1999 . . . . . . . . . . . . . . . . . . . .    1.30%       137,094    49.281052        6,756,137      3.35%          -2.28%
     1998 . . . . . . . . . . . . . . . . . . . .    1.30%       146,691    50.229885        7,368,272      3.25%           2.71%


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                UNIT          CONTRACT        INCOME            TOTAL
                                                 RATE(*)     UNITS   FAIR VALUE    OWNERS' EQUITY     RATIO(**)       RETURN(***)
                                                 --------    -----   ----------    --------------    ----------       -----------
   Non-tax qualified spectrum (81-225)
     2002 . . . . . . . . . . . . . . . . . .    1.30%         779      56.460424         43,983        3.06%             0.93%
     2001 . . . . . . . . . . . . . . . . . .    1.30%         782      54.008744         42,235        3.45%             2.69%
     2000 . . . . . . . . . . . . . . . . . .    1.30%         784      49.942720         39,155        3.63%             1.96%
     1999 . . . . . . . . . . . . . . . . . .    1.30%         786      49.473774         38,886        3.35%            -2.28%
     1998 . . . . . . . . . . . . . . . . . .    1.30%         788      50.426324         39,736        3.25%             2.71%

MFS(R) Emerging Growth Fund - Class A
   Tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%     227,599      29.905102      6,806,371        0.00%           -25.32%
     2001 . . . . . . . . . . . . . . . . . .    1.30%     274,411      46.959378     12,886,170        0.00%           -14.14%
     2000 . . . . . . . . . . . . . . . . . .    1.30%     306,824      76.693568     23,531,427        0.00%             3.28%
     1999 . . . . . . . . . . . . . . . . . .    1.30%     273,113      56.039059     15,304,996        0.00%            11.78%
     1998 . . . . . . . . . . . . . . . . . .    1.30%     326,884      47.918186     15,663,688        0.00%            17.45%
   Non-tax qualified spectrum (81-225)
     2002 . . . . . . . . . . . . . . . . . .    1.30%          62      29.905102          1,854        0.00%           -25.32%
     2001 . . . . . . . . . . . . . . . . . .    1.30%          62      46.959367          2,911        0.00%           -14.14%
     2000 . . . . . . . . . . . . . . . . . .    1.30%         161      76.693568         12,348        0.00%             3.28%
     1998 . . . . . . . . . . . . . . . . . .    1.30%         781      47.918186         37,424        0.00%            17.45%

MFS(R) Global Governments Fund - Class A
   Tax qualified spectrum
     2001 . . . . . . . . . . . . . . . . . .    1.30%      43,724      49.023974      2,143,524        0.00%            -0.65%
     2000 . . . . . . . . . . . . . . . . . .    1.30%      55,673      49.250536      2,741,925        0.00%            -0.12%
     1999 . . . . . . . . . . . . . . . . . .    1.30%      72,381      49.733776      3,599,780        0.00%            -3.94%
     1998 . . . . . . . . . . . . . . . . . .    1.30%      94,505      51.381897      4,855,846        0.00%             2.01%
   Non-tax qualified spectrum
     2001 . . . . . . . . . . . . . . . . . .    1.30%       6,450      47.795203        308,279        0.00%            -0.65%
     2000 . . . . . . . . . . . . . . . . . .    1.30%       7,606      48.016081        365,210        0.00%            -0.12%
     1999 . . . . . . . . . . . . . . . . . .    1.30%       8,981      48.487196        435,464        0.00%            -3.94%
     1998 . . . . . . . . . . . . . . . . . .    1.30%      11,827      50.094013        592,462        0.00%             2.01%
   Non-tax qualified spectrum (81-225)
     2001 . . . . . . . . . . . . . . . . . .    1.30%         310      48.947787         15,174        0.00%            -0.65%
     2000 . . . . . . . . . . . . . . . . . .    1.30%         366      49.173978         17,998        0.00%            -0.12%
     1999 . . . . . . . . . . . . . . . . . .    1.30%         367      49.656457         18,224        0.00%            -3.94%
     1998 . . . . . . . . . . . . . . . . . .    1.30%         507      51.302017         26,010        0.00%             2.01%

MFS(R) Growth Opportunities Fund - Class A
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . .    1.00%         495     132.800974         65,736        0.00%           -20.91%
     2001 . . . . . . . . . . . . . . . . . .    1.00%         863     186.848010        161,250        0.04%           -17.02%
     2000 . . . . . . . . . . . . . . . . . .    1.00%         831     271.129654        225,309        0.00%             5.75%
     1999 . . . . . . . . . . . . . . . . . .    1.00%         830     210.325192        174,570        0.00%             7.87%
     1998 . . . . . . . . . . . . . . . . . .    1.00%       1,008     182.646892        184,108        0.00%            19.79%
   Tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%     381,501     121.459534     46,336,934        0.00%           -21.03%
     2001 . . . . . . . . . . . . . . . . . .    1.30%     439,240     171.410285     75,290,254        0.04%           -17.14%
     2000 . . . . . . . . . . . . . . . . . .    1.30%     502,068     249.483130    125,257,496        0.00%             5.59%
     1999 . . . . . . . . . . . . . . . . . .    1.30%     588,560     194.121854    114,252,358        0.00%             7.71%
     1998 . . . . . . . . . . . . . . . . . .    1.30%     680,022     169.087700    114,983,356        0.00%            19.61%
   Non-tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%      79,478     103.172935      8,199,979        0.00%           -21.03%
     2001 . . . . . . . . . . . . . . . . . .    1.30%      90,695     145.603254     13,205,487        0.04%           -17.14%
     2000 . . . . . . . . . . . . . . . . . .    1.30%     105,571     211.921683     22,372,784        0.00%             5.59%
     1999 . . . . . . . . . . . . . . . . . .    1.30%     128,181     164.895437     21,136,462        0.00%             7.71%
     1998 . . . . . . . . . . . . . . . . . .    1.30%     161,187     143.630348     23,151,345        0.00%            19.61%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                UNIT          CONTRACT        INCOME            TOTAL
                                                 RATE(*)     UNITS   FAIR VALUE    OWNERS' EQUITY     RATIO(**)       RETURN(***)
                                                 --------    -----   ----------    --------------    ----------       -----------
   Non-tax qualified spectrum (81-225)
     2002 . . . . . . . . . . . . . . . . . .    1.30%        8,185   113.839727        931,778         0.00%           -21.03%
     2001 . . . . . . . . . . . . . . . . . .    1.30%        8,924   160.656803      1,433,701         0.04%           -17.14%
     2000 . . . . . . . . . . . . . . . . . .    1.30%        9,590   233.831729      2,242,446         0.00%             5.59%
     1999 . . . . . . . . . . . . . . . . . .    1.30%       10,461   181.943563      1,903,312         0.00%             7.71%
     1998 . . . . . . . . . . . . . . . . . .    1.30%       12,382   158.479933      1,962,299         0.00%            19.61%

MFS(R) High Income Fund - Class A
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . .    1.00%          202    67.723166         13,680         4.74%            -3.82%
     2001 . . . . . . . . . . . . . . . . . .    1.00%          216    71.020288         15,340         5.38%             1.09%
     2000 . . . . . . . . . . . . . . . . . .    1.00%          217    76.104073         16,515         4.90%            -0.30%
     1999 . . . . . . . . . . . . . . . . . .    1.00%          217    75.497246         16,383         4.78%             4.77%
     1998 . . . . . . . . . . . . . . . . . .    1.00%          231    75.924052         17,538         4.30%             5.38%
   Tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%      141,412    58.387390      8,256,678         4.74%            -3.96%
     2001 . . . . . . . . . . . . . . . . . .    1.30%      157,240    61.415560      9,656,983         5.38%             0.94%
     2000 . . . . . . . . . . . . . . . . . .    1.30%      190,970    66.011068     12,606,134         4.90%            -0.45%
     1999 . . . . . . . . . . . . . . . . . .    1.30%      254,112    65.684034     16,691,101         4.78%             4.61%
     1998 . . . . . . . . . . . . . . . . . .    1.30%      310,784    66.256138     20,591,348         4.30%             5.22%
   Non-tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%       60,181    57.501595      3,460,503         4.74%            -3.96%
     2001 . . . . . . . . . . . . . . . . . .    1.30%       71,874    60.483825      4,347,214         5.38%             0.94%
     2000 . . . . . . . . . . . . . . . . . .    1.30%       96,591    65.009614      6,279,344         4.90%            -0.45%
     1999 . . . . . . . . . . . . . . . . . .    1.30%      106,846    64.687544      6,911,605         4.78%             4.61%
     1998 . . . . . . . . . . . . . . . . . .    1.30%      141,767    65.250968      9,250,434         4.30%             5.22%
   Non-tax qualified spectrum (81-225)
     2002 . . . . . . . . . . . . . . . . . .    1.30%        3,225    58.387388        188,299         4.74%            -3.96%
     2001 . . . . . . . . . . . . . . . . . .    1.30%        3,614    59.606192        215,417         5.38%             0.94%
     2000 . . . . . . . . . . . . . . . . . .    1.30%        3,617    66.011068        238,762         4.90%            -0.45%
     1999 . . . . . . . . . . . . . . . . . .    1.30%        4,302    65.684034        282,573         4.78%             4.61%
     1998 . . . . . . . . . . . . . . . . . .    1.30%        4,994    66.256138        330,883         4.30%             5.22%

MFS(R) Research Fund - Class A
   Non-tax qualified
     1999 . . . . . . . . . . . . . . . . . .    1.00%          390   195.930497         76,413         0.00%             8.45%
     1998 . . . . . . . . . . . . . . . . . .    1.00%          390   175.135301         68,303         0.00%            17.96%
   Tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%      129,450   133.579962     17,291,926         0.00%           -15.39%
     2001 . . . . . . . . . . . . . . . . . .    1.30%      148,489   175.999045     26,133,922         0.00%           -13.74%
     2000 . . . . . . . . . . . . . . . . . .    1.30%      170,017   228.434197     38,837,697         0.00%             5.41%
     1999 . . . . . . . . . . . . . . . . . .    1.30%      205,063   192.011612     39,374,477         0.00%             8.28%
     1998 . . . . . . . . . . . . . . . . . .    1.30%      242,877   172.153516     41,812,130         0.00%            17.79%
   Non-tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%       43,075   116.718072      5,027,631         0.00%           -15.39%
     2001 . . . . . . . . . . . . . . . . . .    1.30%       50,747   153.782558      7,804,003         0.00%           -13.74%
     2000 . . . . . . . . . . . . . . . . . .    1.30%       57,308   199.598783     11,438,607         0.00%             5.41%
     1999 . . . . . . . . . . . . . . . . . .    1.30%       73,900   167.773847     12,398,487         0.00%             8.28%
     1998 . . . . . . . . . . . . . . . . . .    1.30%       91,555   150.422448     13,771,927         0.00%            17.79%
   Non-tax qualified spectrum (81-225)
     2002 . . . . . . . . . . . . . . . . . .    1.30%          899   132.020728        118,687         0.00%           -15.39%
     2001 . . . . . . . . . . . . . . . . . .    1.30%          900   173.944661        156,550         0.00%           -13.74%
     2000 . . . . . . . . . . . . . . . . . .    1.30%        1,216   225.767780        274,534         0.00%             5.41%
     1999 . . . . . . . . . . . . . . . . . .    1.30%        1,216   189.770339        230,761         0.00%             8.28%
     1998 . . . . . . . . . . . . . . . . . .    1.30%        1,285   170.144034        218,635         0.00%            17.79%


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                UNIT          CONTRACT        INCOME            TOTAL
                                                 RATE(*)     UNITS   FAIR VALUE    OWNERS' EQUITY     RATIO(**)       RETURN(***)
                                                 --------    -----   ----------    --------------    ----------       -----------
MFS(R) Strategic Income Fund - Class A
   Tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%      190,588    10.169300        1,938,147         3.50%             0.49%
   Non-tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%       17,030    10.169300          173,183         3.50%             0.49%

MFS(R) Total Return Fund - Class A
   Tax qualified
     1998 . . . . . . . . . . . . . . . . . .    1.00%          131   116.779750           15,298         1.81%             7.99%
   Non-tax qualified
     1999 . . . . . . . . . . . . . . . . . .    1.00%          146   122.208055           17,842         1.71%             4.07%
   Tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%      255,099   123.748510       31,568,121         1.45%            -2.30%
     2001 . . . . . . . . . . . . . . . . . .    1.30%      270,035   127.725222       34,490,280         0.54%            -1.10%
     2000 . . . . . . . . . . . . . . . . . .    1.30%      296,686   113.878290       33,786,094         1.67%             3.60%
     1999 . . . . . . . . . . . . . . . . . .    1.30%      415,090   113.140072       46,963,312         1.71%             3.91%
     1998 . . . . . . . . . . . . . . . . . .    1.30%      514,706   106.565063       54,849,677         1.81%             7.82%
   Non-tax qualified spectrum
     2002 . . . . . . . . . . . . . . . . . .    1.30%       95,236   119.784431       11,407,790         1.45%            -2.30%
     2001 . . . . . . . . . . . . . . . . . .    1.30%      105,323   123.450223       13,002,148         0.54%            -1.10%
     2000 . . . . . . . . . . . . . . . . . .    1.30%      105,885   110.230386       11,671,744         1.67%             3.60%
     1999 . . . . . . . . . . . . . . . . . .    1.30%      121,568   109.515815       13,313,619         1.71%             3.91%
     1998 . . . . . . . . . . . . . . . . . .    1.30%      135,685   103.151426       13,996,101         1.81%             7.82%
   Non-tax qualified spectrum (81-225)
     2002 . . . . . . . . . . . . . . . . . .    1.30%          317   122.544600           38,847         1.45%            -2.30%
     2001 . . . . . . . . . . . . . . . . . .    1.30%          797   126.482620          100,807         0.54%            -1.10%
     2000 . . . . . . . . . . . . . . . . . .    1.30%          798   112.770402           89,991         1.67%             3.60%
     1999 . . . . . . . . . . . . . . . . . .    1.30%        1,015   112.039365          113,720         1.71%             3.91%
     1998 . . . . . . . . . . . . . . . . . .    1.30%          848   105.528324           89,488         1.81%             7.82%
                                                                                     ------------

2002 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             40,565
   Tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,418,175
   Non-tax qualified spectrum. . . . . . . . . . . . . . . . . . . . . . . . .            886,342
   Non-tax qualified spectrum (81-225) . . . . . . . . . . . . . . . . . . . .             35,595
                                                                                     ------------
2002 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . .     $258,861,149
                                                                                     ============

2001 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,199
   Tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,226,047
   Non-tax qualified spectrum. . . . . . . . . . . . . . . . . . . . . . . . .          1,070,724
                                                                                     ------------
2001 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . .       $359,253,177
                                                                                     ============

2000 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             76,719
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,296
   Tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,967,489
   Non-tax qualified spectrum (81-225) . . . . . . . . . . . . . . . . . . . .          1,279,204
                                                                                     ------------
2000 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . .       $503,342,738
                                                                                     ============


                                                                     (Continued)

                              MFS VARIABLE ACCOUNT


                                                                        CONTRACT
                                                                     OWNERS' EQUITY
                                                                     --------------
    1999 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . .           67,717
      Non-tax qualified . . . . . . . . . . . . . . . . . . . .           34,893
      Tax qualified spectrum  . . . . . . . . . . . . . . . . .        2,872,750
      Non-tax qualified spectrum (81-225) . . . . . . . . . . .        1,223,332
                                                                    ------------
    1999 Contract owners' equity  . . . . . . . . . . . . . . .     $511,735,229
                                                                    ============

    1998 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . .           65,443
      Non-tax qualified . . . . . . . . . . . . . . . . . . . .           53,562
      Tax qualified spectrum  . . . . . . . . . . . . . . . . .        2,774,284
      Non-tax qualified spectrum. . . . . . . . . . . . . . . .        1,245,322
      Non-tax qualified spectrum (81-225) . . . . . . . . . . .            5,489
                                                                    ------------
    1998 Contract owners' equity. . . . . . . . . . . . . . . .     $527,088,016
                                                                    ============

(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(***) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


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                                       18

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                                       19

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

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                          Bulk Rate
                                                                                                      U.S.Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                      Permit No.521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company